Cover	Aug. 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40017
Entity Registrant Name	CROWN PROPTECH ACQUISITIONS
Entity Central Index Key	0001827899
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	796-4796
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CPTK
Units, each consisting of one Class A ordinary share &lrm;and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CPTK.U